Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2024
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Supplemental Cash Flow Information
22.	Supplemental Cash Flow Information
Change in
Non-Cash
Working Capital

	Years Ended December 31

(in thousands)	2024	2023

Change in non-cash working capital

Accounts receivable	$4,389	$(264)

Accounts payable and accrued liabilities	(11)	867

Other	48	1,309

Total change in non-cash working capital	$4,426	$1,912
Non-Cash
Transactions – Receipt of Shares as Consideration for Disposal of Long-Term Equity Investments
During the year ended December 31, 2024, the Company received common shares valued at $12 million as consideration for the disposal of long-term equity investments.
During the year ended December 31, 2023, the Company received common shares valued at $48 million as consideration for the disposal of long-term equity investments.
Cash and Cash Equivalents

	December 31	December 31

(in thousands)	2024	2023

Cash and cash equivalents comprised of:

Cash	$768,682	$211,430

Cash equivalents	49,484	335,097

Total cash and cash equivalents	$818,166	$546,527
Cash equivalents include short-term deposits, treasury bills, commercial paper, bankers’ depository notes and bankers’ acceptances with terms to maturity at inception of less than three months.